Exhibit 99.1

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	44
30/360 Days	30
Actual/360 Days	31

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:	$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%	October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%	July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%	December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%	February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$85,890,508.93	0.4538228	$76,626,807.50	0.4048759	$9,263,701.43
Total Securities	$85,890,508.93	0.0855262	$76,626,807.50	0.0763018	$9,263,701.43

Weighted Avg. Coupon (WAC)	4.83%		4.86%
Weighted Avg. Remaining Maturity (WARM)	18.89		18.12
Pool Receivables Balance	$108,732,606.09		$99,331,460.93
Remaining Number of Receivables	20,452		19,250

Adjusted Pool Balance	$107,604,420.68		$98,340,719.25

 III.  COLLECTIONS

Principal:
Principal Collections	$9,279,768.89
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$179,048.66
Total Principal Collections	$9,458,817.55

Interest:
Interest Collections	$428,604.26
Late Fees & Other Charges	$25,972.45
Interest on Repurchase Principal	$-
Total Interest Collections	$454,576.71

Collection Account Interest	$547.74
Reserve Account Interest	$333.75
Servicer Advances	$-

Total Collections	$9,914,275.75

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	44
30/360 Days	30
Actual/360 Days	31

IV.  DISTRIBUTIONS

Total Collections	$9,914,275.75
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$9,914,275.75

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$90,610.51		$90,610.51	$90,610.51
Collection Account Interest					$547.74
Late Fees & Other Charges					$25,972.45
Total due to Servicer					$117,130.70

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$93,048.05		$93,048.05

Total Interest:		$93,048.05		$93,048.05	$93,048.05

Available Funds Remaining:					$9,704,097.00

3. Regular Principal Distribution Amount:					$9,263,701.43

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$9,263,701.43
Class A Notes Total:	$9,263,701.43	$9,263,701.43
Total Noteholders Principal		$9,263,701.43

4. Required Deposit to Reserve Account			0.00

5. Trustee Expenses			0.00

6. Remaining Available Collections Released to Certificateholder			440,395.57

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,128,185.41
Beginning Period Amount	$1,128,185.41
Current Period Amortization	$137,443.72
Ending Period Required Amount	$990,741.68
Ending Period Amount	$990,741.68
Next Distribution Date Amount	$864,428.50

VI.  RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$21,713,911.75	$21,713,911.75	$21,713,911.75
Overcollateralization as a % of Adjusted Pool	20.18%	22.08%	22.08%

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	44
30/360 Days	30
Actual/360 Days	31

VIII.  DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.07%	18,878	97.07%	$96,419,994.72
30 - 60 Days	1.52%	293	2.32%	$2,302,154.50
61 - 90 Days	0.33%	64	0.50%	$497,778.60
91 + Days	0.08%	15	0.11%	$111,533.11
		19,250		$99,331,460.93
Total
Delinquent Receivables 61 + days past due	0.41%	79	0.61%	$609,311.71
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.34%	70	0.55%	$597,913.99
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.28%	60	0.46%	$550,462.41
Three-Month Average Delinquency Ratio	0.34%		0.54%

Repossession in Current Period		12		$109,895.92
Repossession Inventory		27		$78,297.65

Charge-Offs
Gross Principal of Charge-Off for Current Period				$121,376.27
Recoveries				$(179,048.66)
Net Charge-offs for Current Period				$(57,672.39)

Beginning Pool Balance for Current Period				$108,732,606.09

Net Loss Ratio				-0.64%
Net Loss Ratio for 1st Preceding Collection Period				-0.63%
Net Loss Ratio for 2nd Preceding Collection Period				0.40%
Three-Month Average Net Loss Ratio for Current Period				-0.29%

Cumulative Net Losses for All Periods				$7,382,691.20
Cumulative Net Losses as a % of Initial Pool Balance				0.67%

Principal Balance of Extensions				$414,962.67
Number of Extensions				52